Rule 497 Document

On behalf of The Commerce Funds (the “Trust”) and its series, the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, and pursuant to 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) (Accession No. 0001193125-14-310223) on August 14, 2014, which is incorporated by reference into this Rule 497 filing.